GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS
During the six months ended June 30, 2022, the two very large crude carriers (“VLCC”) Front Energy and Front Force, which were accounted for as direct financing leases, were sold to an unrelated third party. A gain of $1.5 million was recorded on the disposal of the vessels. The Company received net sale proceeds of $65.4 million and $4.5 million in compensation from Frontline Shipping Limited (“Frontline Shipping”), for early termination of the corresponding charters. (See Note 17: Related Party Transactions).

Also, during the six months ended June 30, 2022, the 1,700 twenty-foot equivalent unit (“TEU”) container vessel, MSC Alice, which was accounted for as a sales-type lease, was sold and delivered to Mediterranean Shipping Company S.A. and its affiliate Conglomerate Shipping Ltd. (“MSC”) following execution of the applicable purchase obligation in the charter contract. A gain of $11.7 million was recorded on the disposal. The Company received net sale proceeds of $13.5 million, including profit share.

In February 2022, the Company agreed to make changes to the chartering and management structure of the harsh environment jack-up drilling rig West Linus. The rig was delivered to the Company in 2014, and is currently operated by a subsidiary of Seadrill Limited (“Seadrill”) and employed on a long-term drilling contract with ConocoPhillips Skandinavia AS (“ConocoPhillips”) in the North Sea until the fourth quarter of 2028.

The Company, Seadrill and ConocoPhillips reached an agreement in which the drilling contract with ConocoPhillips is expected to be assigned from the current Seadrill operator to one of the subsidiaries of the Company, upon the receipt of the necessary regulatory approvals. Upon effective assignment of the drilling contract, SFL will receive charter hire for the rig directly from ConocoPhillips and pay for operating and management expenses.

SFL has simultaneously entered into an agreement for the operational management of the rig with a subsidiary of Odfjell Drilling Ltd. (“Odfjell”), a leading harsh environment drilling rig operator. The change of operational management from Seadrill to Odfjell is subject to customary regulatory approvals relating to operations on the Norwegian Continental Shelf.

Until the approvals are in place, Seadrill will continue the existing charter arrangements for a period of up to approximately nine months. The bareboat charter rate from Seadrill in this transition period will be approximately $55,000 per day.

In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for the harsh environment semi-submersible rig West Hercules, which was approved by the applicable bankruptcy court in September 2021. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83 million. Additionally, SFL agreed to a cash contribution of $5 million to SFL Hercules’s pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3 million payable by Seadrill.

In May 2022, SFL entered into an agreement for the operational management of the West Hercules rig with a subsidiary of Odfjell to perform commercial and operational management of the rig upon redelivery of the rig from Seadrill expected in the second half of 2022. The rig is already being marketed for new charter opportunities in 2023 immediately following completion of its special periodic survey planned for early 2023.

Also in connection with Seadrill’s previously announced Chapter 11 proceedings, the lease relating to West Taurus was rejected by the court in March 2021 and the rig was redelivered by Seadrill to SFL in the second quarter of 2021. In March 2021, the Company signed an agreement for the recycling of the rig at a facility in Turkey and delivered the rig to the recycling facility in September 2021. The asset was derecognized on disposal and a net loss of $0.6 million was recorded in relation to the recycling of the rig during the year ended December 31, 2021.

There were no other vessels or rigs sold or charters terminated during the six months ended June 30, 2022 and June 30, 2021.